UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21237

Unified Series Trust
(Exact name of registrant as specified in charter)

Huntington Asset Services, Inc.     2960 N. Meridian Street, Suite 300     Indianapolis, IN 46208
(Address of principal executive offices)                                                    (Zip code)

Christopher E. Kashmerick
Huntington Asset Services, Inc.
2960 N. Meridian Street, Suite 300
Indianapolis, IN 46208
(Name and address of agent for service)

Registrant's telephone number, including area code: 317-917-7000

Date of fiscal year end:  11/30_

Date of reporting period:   2/28/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

AUER GROWTH FUND
SCHEDULE OF INVESTMENTS
February 28, 2011
(Unaudited)

Shares	COMMON STOCKS - 93.42%	Fair Value

	Consumer Discretionary - 4.14%
70,000	Ballantyne Strong, Inc. (a)	$508,200
115,000	Bridgepoint Education, Inc. (a)	2,152,800
9,000	Dorman Products, Inc. (a)	312,030
85,000	ITT Educational Services, Inc. (a)	6,447,250
		9,420,280

	Consumer Staples - 1.09%
24,000	Andersons, Inc. / The	1,152,960
30,000	Archer-Daniels-Midland Co.	1,115,400
54,000	HQ Sustainable Maritime Industries, Inc. (a)	220,860
		2,489,220

	Energy - 6.18%
27,000	Cimarex Energy Co.	3,135,510
110,000	Marathon Oil Corp.	5,456,000
80,000	Newpark Resources, Inc. (a)	558,400
195,000	Precision Drilling Corp. (a)	2,302,950
60,000	RPC, Inc.	1,174,800
28,000	Valero Energy Corp.	789,040
130,000	Warren Resources, Inc. (a)	639,600
		14,056,300

	Financials - 7.48%
80,000	Ameriprise Financial, Inc.	5,065,600
25,000	Encore Capital Group, Inc. (a)	680,750
63,000	FirstCity Financial Corp. (a)	444,780
400,000	Hanmi Financial Corp. (a)	500,000
48,000	JPMorgan Chase & Co.	2,241,120
485,000	KeyCorp	4,432,900
47,250	Lakeland Bancorp, Inc.	455,017
29,000	MainSource Financial Group, Inc.	288,260
32,000	PNC Financial Services Group, Inc.	1,974,400
95,000	Riverview Bancorp, Inc. (a)	285,950
32,000	TICC Capital Corp.	403,840
32,000	West Bancorp.	243,520
		17,016,137

	Health Care - 14.33%
63,000	Cephalon, Inc. (a)	3,547,530
300,000	Endo Pharmaceuticals Holdings, Inc. (a)	10,656,000
637,000	Momenta Pharmaceuticals, Inc. (a)	8,841,560
170,000	SuperGen, Inc. (a)	504,900
170,000	Teva Pharmaceutical Industries, Inc. (b)	8,517,000
30,000	ViroPharma Inc. (a)	537,900
		32,604,890

See accompanying notes which are an integral part of these financial statements.

AUER GROWTH FUND
SCHEDULE OF INVESTMENTS - continued
February 28, 2011
(Unaudited)

Shares	COMMON STOCKS - 93.42% - continued	Fair Value

	Industrials - 4.63%
145,000	Aceto Corp.	$1,149,850
530,000	Advanced Battery Technologies, Inc. (a)	2,056,400
58,000	CAI International, Inc. (a)	1,228,440
75,000	Highpower International, Inc. (a)	255,750
130,000	Hudson Technologies, Inc. (a)	250,900
70,000	KSW, Inc.	254,100
400,000	Metalico, Inc. (a)	2,544,000
25,000	Timken Co. / The	1,218,000
50,000	Titan Machinery, Inc. (a)	1,286,500
80,000	Versar, Inc. (a)	288,000
		10,531,940

	Information Technology - 35.34%
140,000	Advanced Energy Industries, Inc. (a)	2,256,800
22,000	Alliance Fiber Optic Products, Inc. (a)	295,900
15,500	Altera Corp.	648,830
90,000	Amtech Systems, Inc. (a)	2,067,300
67,000	Arrow Electronics, Inc. (a)	2,626,400
125,000	Avnet, Inc. (a)	4,276,250
135,000	AVX Corp.	2,153,250
35,000	Cohu, Inc.	515,200
12,000	Cymer, Inc. (a)	607,200
75,000	Datalink Corp. (a)	506,250
103,000	DDi Corp.	1,068,110
67,000	DG Fastchannel, Inc. (a)	2,218,370
103,000	Entegris, Inc. (a)	898,160
27,000	ePlus, Inc. (a)	767,340
275,000	Flextronics International Ltd. (a)	2,224,750
270,000	GT Solar International, Inc. (a)	2,886,300
48,000	IEC Electronics Corp. (a)	406,560
100,000	IXYS Corp. (a)	1,242,000
260,000	Jabil Circuit, Inc.	5,571,800
150,000	KEMET Corp. (a)	2,085,000
48,000	KLA-Tencor Corp.	2,343,360
30,000	Lam Research Corp. (a)	1,647,000
40,000	LeCroy Corp. (a)	561,600
45,000	MKS Instruments, Inc.	1,350,900
23,000	Molex, Inc.	642,390
65,000	Newport Corp. (a)	1,082,250
55,000	Nova Measuring Instruments Ltd. (a)	517,000
165,000	Novellus Systems, Inc. (a)	6,593,400
35,000	OmniVision Technologies, Inc. (a)	1,071,700
50,000	Oplink Communications, Inc. (a)	1,360,500
45,000	Optical Cable Corp.	292,500
32,000	PC Connection, Inc. (a)	272,000

See accompanying notes which are an integral part of these financial statements.

AUER GROWTH FUND
SCHEDULE OF INVESTMENTS - continued
February 28, 2011
(Unaudited)

Shares	COMMON STOCKS - 93.42% - continued	Fair Value

	Information Technology - 35.34% - continued
60,000	Photronics, Inc. (a)	$536,400
400,000	Power-One, Inc. (a)	3,292,000
18,000	Research In Motion Ltd. (a)	1,190,520
195,000	Rubicon Technology, Inc. (a)	4,449,900
130,000	Rudolph Technologies, Inc. (a)	1,440,400
250,000	Sinohub, Inc. (a)	717,500
275,000	SMTC Corp. (a)	1,009,250
150,000	Super Micro Computer, Inc. (a)	2,242,500
60,000	TTM Technologies, Inc. (a)	1,052,400
29,000	Varian Semiconductor Equipment Associates, Inc. (a)	1,383,590
190,000	Veeco Instruments, Inc. (a)	9,040,200
30,000	Viasystems Group, Inc. (a)	712,200
21,000	Wayside Technology Group, Inc.	304,920
		80,428,150

	Materials - 20.11%
90,000	A. Schulman, Inc.	2,003,400
32,000	Chase Corp.	519,680
125,000	Cliffs Natural Resources, Inc.	12,133,750
40,000	Ferro Corp. (a)	636,800
20,000	Freeport-McMoRan Copper & Gold, Inc.	1,059,000
55,000	Friedman Industries, Inc.	561,000
900,000	Gammon Gold, Inc. (a)	7,974,000
42,000	Genco Shipping & Trading Ltd. (a)	509,880
50,000	Innophos Holdings, Inc.	2,141,500
85,000	Mercer International, Inc. (a)	1,178,950
18,000	OM Group, Inc. (a)	633,420
85,000	Richmont Mines, Inc. (a)	477,700
67,000	Southern Copper Corp.	2,835,440
405,000	Thompson Creek Metals Co., Inc. (a)	5,337,900
39,000	TPC Group, Inc. (a)	1,132,950
18,000	Universal Stainless & Alloy Products, Inc. (a)	621,900
130,000	Vale SA (b)	4,449,900
5,000	Walter Energy, Inc.	605,050
125,000	Yongye International, Inc. (a)	946,250
		45,758,470

	Telecommunication Services - 0.12%
27,000	HickoryTech Corp.	275,670

	TOTAL COMMON STOCKS (Cost $188,881,538)	212,581,057

See accompanying notes which are an integral part of these financial statements.

AUER GROWTH FUND
SCHEDULE OF INVESTMENTS - continued
February 28, 2011
(Unaudited)

Shares	REAL ESTATE INVESTMENT TRUSTS - 0.25%	Fair Value

30,000	PennyMac Mortgage Investment Trust	$565,500

	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $568,929)	565,500

	MASTER LIMITED PARTNERSHIPS - 1.39%

18,000	Alliance Resource Partners, LP	1,390,320
14,000	Icahn Enterprises, LP	602,000
57,000	KKR Financial Holdings, LLC	568,290
5,000	Terra Nitrogen Co., LP	597,400
		3,158,010

	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $2,643,408)	3,158,010

	MONEY MARKET SECURITIES - 4.55%

10,350,733	Fidelity Institutional Money Market Treasury Portfolio - Class I, 0.01% (c)	10,350,733

	TOTAL MONEY MARKET SECURITIES (Cost $10,350,733)	10,350,733

	TOTAL INVESTMENTS (Cost $202,444,608) - 99.61%	$226,655,300

	Other assets less liabilities - 0.39%	892,639

	TOTAL NET ASSETS - 100.00%	$227,547,939

(a) Non-income producing securities
(b) American Depositary Receipt
(c) Variable rate security; the money market rate shown represents the rate at February 28, 2011.

Tax Related
Unrealized appreciation		$29,240,264
Unrealized depreciation		(5,583,596)
Net unrealized appreciation		$23,656,669

Aggregate cost of securities for income tax purposes		$202,998,631

See accompanying notes which are an integral part of these financial statements.

Auer Growth Fund
Related Footnotes to the Schedule of Investments
February 28, 2011 – (Unaudited)

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Generally accepted accounting principles in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value, such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the level input that is most significant to the fair value measurement in its entirety.

Equity securities, including common stocks, American Depositary Receipts, real estate investment trusts, and master limited partnerships are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Auer Growth Fund
Related Footnotes to the Schedule of Investments - continued
February 28, 2011 – (Unaudited)

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used at February 28, 2011 in valuing the Fund’s assets carried at fair value:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks *	$212,581,057	$-	$-	$212,581,057

Real Estate Investment Trusts	565,500	-	-	565,500

Master Limited Partnerships	3,158,010	-	-	3,158,010

Money Market Securities	10,350,733	-	-	10,350,733

Total	$226,655,300	$-	$-	$226,655,300
*Refer to Schedule of Investments for industry classifications.

The Fund did not hold any securities during the reporting period which transferred between Levels 1 and 2.  The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.

Roosevelt Multi-Cap Fund
Schedule of Investments
February 28, 2011
(Unaudited)

Common Stocks - 91.50%	Shares	Fair Value

Consumer Discretionary - 13.46%
BorgWarner, Inc. (a)	62,454	$4,847,055
Discovery Communications, Inc. - Class A (a)	68,695	2,961,441
Hasbro, Inc.	106,530	4,783,197
HSN, Inc. (a)	67,000	2,176,160
Johnson Controls, Inc.	96,376	3,932,141
McDonald's Corp.	20,279	1,534,715
Phillips-Van Heusen Corp.	50,855	3,051,808
Sotheby's	57,268	2,818,731
Wynn Resorts Ltd.	37,596	4,621,676
		30,726,924

Energy - 7.12%
FMC Technologies, Inc. (a)	50,116	4,713,410
Occidental Petroleum Corp.	41,483	4,230,123
Peabody Energy Corp.	111,646	7,311,696
		16,255,229

Financials - 10.42%
Fifth Third Bancorp	280,131	4,089,913
JPMorgan Chase & Co.	59,614	2,783,378
Marsh & McLennan Companies, Inc.	112,449	3,422,948
MBIA, Inc. (a)	28,251	316,694
MF Global Holdings Ltd. (a)	119,339	1,034,669
Protective Life Corp.	107,472	3,055,429
SLM Corp. (a)	253,007	3,749,564
Waddell & Reed Financial, Inc. - Class A	28,949	1,168,961
Wells Fargo & Co.	129,464	4,176,509
		23,798,065

Health Care - 4.80%
Bristol-Myers Squibb Co.	119,084	3,073,558
Novo Nordisk A/S (b)	29,068	3,681,753
Perrigo Co.	54,901	4,196,083
		10,951,394

Industrials - 15.17%
Clean Harbors, Inc. (a)	37,065	3,405,532
Darling International, Inc. (a)	194,000	2,694,660
Expeditors International of Washington, Inc.	41,743	1,995,315
General Electric Co.	160,261	3,352,660
Kirby Corp. (a)	21,052	1,165,018
Mosaic Co. / The	37,678	3,234,656
Norfolk Southern Corp	17,497	1,147,453
Robert Half International, Inc.	116,969	3,731,311
Roper Industries, Inc.	30,395	2,557,131
Stericycle, Inc. (a)	17,390	1,502,844
TransDigm Group, Inc. (a)	28,096	2,258,356
Tyco International Ltd.	52,250	2,369,015
Verisk Analytics, Inc. - Class A (a)	40,083	1,296,685
Waste Management, Inc.	106,023	3,929,212
		34,639,848

See accompanying notes which are an integral part of these financial statements.

Roosevelt Multi-Cap Fund
Schedule of Investments - continued
February 28, 2011
(Unaudited)

Common Stocks - 91.50% - continued	Shares	Fair Value

Information Technology - 14.19%
Apple, Inc. (a)	16,890	$5,965,717
Cognizant Technology Solutions Corp. - Class A (a)	61,830	4,752,872
eBay, Inc. (a)	111,237	3,726,996
Global Payments, Inc.	23,420	1,123,926
InterDigital, Inc.	50,519	2,408,746
Microchip Technology, Inc.	97,648	3,604,188
Monster Worldwide, Inc. (a)	146,010	2,504,071
VeriFone Systems, Inc. (a)	75,314	3,422,268
WebMD Health Corp. (a)	84,390	4,894,620
		32,403,404

Materials - 20.92%
Albemarle Corp.	107,731	6,200,996
Allegheny Technologies, Inc.	90,994	6,103,877
Compass Minerals International, Inc.	55,310	5,169,826
Crown Holdings, Inc. (a)	66,114	2,544,067
Dow Chemical Co. / The	148,254	5,509,119
Ferro Corp. (a)	365,420	5,817,486
Israel Chemicals Ltd. (b)	186,161	3,069,795
National Oilwell Varco, Inc.	57,401	4,567,398
Novozymes A/S (b)	27,000	3,773,250
Seabridge Gold, Inc. (a)	70,000	2,334,500
Senomyx, Inc. (a)	370,000	2,682,500
		47,772,814

Utilities - 5.42%
Continental Resources, Inc. (a)	37,889	2,634,422
EOG Resources, Inc.	19,521	2,192,404
ITC Holdings Corp.	28,377	1,945,243
National Fuel Gas Co.	77,063	5,617,893
		12,389,962

TOTAL COMMON STOCKS (Cost $164,227,385)		208,937,640

Exchange-Traded Funds - 7.78%

ETFS Palladium Trust (a)	28,299	2,248,072
ETFS Platinum Trust (a)	12,767	2,293,081
UltraShort QQQ ProShares (a)	86,205	4,400,755
UltraShort Russell 2000 ProShares (a)	98,722	4,397,056
UltraShort S&P 500 ProShares (a)	210,007	4,429,048
		17,768,012

TOTAL EXCHANGE-TRADED FUNDS (Cost $17,689,776)		17,768,012

See accompanying notes which are an integral part of these financial statements.

Roosevelt Multi-Cap Fund
Schedule of Investments - continued
February 28, 2011
(Unaudited)

Money Market Securities - 2.57%	Shares	Fair Value

Fidelity Institutional Money Market Portfolio - Institutional Class, 0.25% (c)	5,876,837	$5,876,837

TOTAL MONEY MARKET SECURITIES (Cost $5,876,837)		5,876,837

TOTAL INVESTMENTS (Cost $187,793,998) - 101.85%		$232,582,489

Liabilities in excess of other assets - (1.85)%		(4,241,005)

TOTAL NET ASSETS - 100.00%		$228,341,484

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Variable rate security; the money market rate shown represents the rate at February 28, 2011.

Tax Related
Unrealized appreciation		45,908,295
Unrealized depreciation		(1,569,090)
Net unrealized appreciation		$44,339,205

Aggregate cost of securities for income tax purposes		$188,243,284

See accompanying notes which are an integral part of these financial statements.

Roosevelt Multi-Cap Fund
Related Notes to the Schedule of Investments
February 28, 2011
(Unaudited)

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Generally Accepted Accounting Principles of the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique.  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stock, American Depositary Receipts, and exchange-traded funds are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive.  When this happens, the security will be classified as a Level 2 security.  When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board.  These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the fund.  These securities will be categorized as Level 1 securities.

Roosevelt Multi-Cap Fund
Related Notes to the Schedule of Investments – continued
February 28, 2011
(Unaudited)

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2011:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks *	$208,937,640	$-	$-	$208,937,640

Exchange-Traded Funds	17,768,012	-	-	17,768,012

Money Market Securities	5,876,837	-	-	5,876,837

Total	$232,582,489	$-	$-	$232,582,489

*Refer to Schedule of Investments for industry classifications.

The Fund did not hold any securities during the reporting period which transferred between Levels 1 and 2.  The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.  The Fund did not hold any derivative instruments during the reporting period.

Symons Institutional Funds
Symons Value Institutional Fund
Schedule of Investments
February 28, 2011
(Unaudited)

Common Stocks - 78.69%	Shares	Fair Value

Agriculture Chemicals - 3.51%
Mosaic Co./The	20,750	$1,781,387

Agriculture Production - Crops - 3.63%
Fresh Del Monte Produce, Inc.	64,500	1,843,410

Biological Products, No Diagnostic Substances - 3.18%
Amgen, Inc. (a)	31,400	1,611,762

Bituminous Coal & Lignite Surface Mining - 3.18%
Arch Coal, Inc.	48,100	1,612,793

Cigarettes - 3.94%
Philip Morris International, Inc.	31,800	1,996,404

Crude Petroleum & Natural Gas - 2.71%
Devon Energy Corp.	15,050	1,376,172

Electric Services - 12.90%
Duke Energy Corp.	92,500	1,664,075
Exelon Corp.	39,300	1,641,168
PPL Corp.	46,500	1,182,495
Southern Co.	53,900	2,054,129
		6,541,867

Gold & Silver Ores - 2.55%
Gold Fields, Ltd. (b)	72,100	1,291,311

Grain Mill Products - 2.06%
Ralcorp Holdings, Inc. (a)	16,100	1,044,085

Meat Packing Plants - 4.15%
Smithfield Foods, Inc. (a)	90,900	2,104,335

Pharmaceutical Preparations - 7.32%
Eli Lilly & Co.	43,050	1,487,808
Forest Laboratories, Inc. (a)	36,500	1,182,600
GlaxoSmithKline PLC (b)	27,000	1,042,470
		3,712,878
Retail - Drug Stores & Proprietary Stores - 4.22%
CVS Caremark Corp.	64,800	2,142,288

Savings Institution, Federally Chartered - 2.53%
People's United Financial, Inc.	97,500	1,285,050

Semiconductors & Related Devices - 3.74%
MEMC Electronic Materials, Inc. (a)	139,800	1,897,086

See accompanying notes which are an integral part of these financial statements.

Symons Institutional Funds
Symons Value Institutional Fund
Schedule of Investments - continued
February 28, 2011
(Unaudited)

Common Stocks - 78.69% - continued	Shares	Fair Value

Services - Prepackaged Software - 7.31%
Electronic Arts, Inc. (a)	78,700	$1,479,560
Microsoft Corp.	83,900	2,230,062
		3,709,622

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 3.03%
Procter & Gamble Co./The	24,400	1,538,420

Sugar & Confectionery Products - 3.14%
Hershey Co./The	30,400	1,590,528

Telecommunications - 1.48%
Telecom Corp. of New Zealand, Ltd. (b)	95,100	752,241

Telephone Communications (No Radio Telephone) - 4.11%
AT&T, Inc.	73,400	2,083,092

TOTAL COMMON STOCKS (Cost $34,106,006)		39,914,731

Real Estate Investment Trusts - 3.15%

Annaly Capital Management, Inc.	89,100	1,597,563

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,474,746)		1,597,563

Money Market Securities - 17.84%

Fidelity Institutional Money Market Portfolio - Institutional Shares, 0.25% (c)	9,048,548	9,048,548

TOTAL MONEY MARKET SECURITIES (Cost $9,048,548)		9,048,548

TOTAL INVESTMENTS (Cost $44,629,300) - 99.68%		$50,560,842

Other assets less of liabilities - 0.32%		160,256

TOTAL NET ASSETS - 100.00%		$50,721,098

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Variable rate security; the money market rate shown represents the rate at February 28, 2011.

Tax Related
Unrealized appreciation		$6,145,985
Unrealized depreciation		(214,443)
Net unrealized appreciation		$5,931,542

Aggregate cost of securities for income tax purposes		$44,629,300

See accompanying notes which are an integral part of these financial statements.

Symons Institutional Funds
Symons Small Cap Institutional Fund
Schedule of Investments
February 28, 2011
(Unaudited)

Common Stocks - 79.25%	Shares	Fair Value

Agriculture Production - Crops - 2.60%
Chiquita Brands International, Inc. (a)	23,550	$404,824

Agriculture Production - Livestock & Animal Specialties - 2.00%
Cal - Maine Foods, Inc.	10,800	311,796

Bituminous Coal & Lignite Surface Mining - 3.44%
Massey Energy Co.	570	36,098
Patriot Coal Corp. (a)	21,200	500,320
		536,418

Calculating & Accounting Machines (No Electronic Computers) - 0.32%
NCR Corp. (a)	2,600	49,660

Canned Fruits, Vegetables & Preserves, Jams & Jellies - 0.43%
Del Monte Foods Co.	3,580	67,769

Chemicals & Allied Products - 1.27%
Olin Corp.	10,675	198,662

Communication Services - 1.39%
AboveNet, Inc.	3,350	217,381

Computer Storage Devices - 1.60%
Blue Coat Systems, Inc. (a)	8,850	249,039

Converted Paper & Paperboard Products (No Containers/Boxes) - 0.07%
Bemis Co., Inc.	350	11,498

Crude Petroleum & Natural Gas - 3.15%
Comstock Resources, Inc. (a)	7,550	200,452
TETRA Technologies, Inc. (a)	21,100	291,391
		491,843

Fats & Oils - 2.63%
Darling International, Inc. (a)	29,550	410,449

Fire, Marine & Casualty Insurance - 1.50%
Tower Group, Inc.	8,600	233,748

Food & Kindred Products - 2.56%
Flowers Foods, Inc.	1,050	27,930
Hain Celestial Group, Inc. (a)	12,450	371,259
		399,189
Footwear, (No Rubber) - 2.30%
Brown Shoe Company, Inc.	12,500	193,750
Skechers U.S.A., Inc. - Class A (a)	7,950	165,201
		358,951

Games, Toys & Children's Vehicles (No Dolls & Bicycles) - 2.53%
JAKKS Pacific, Inc. (a)	21,149	394,217

See accompanying notes which are an integral part of these financial statements.

Symons Institutional Funds
Symons Small Cap Institutional Fund
Schedule of Investments - continued
February 28, 2011
(Unaudited)

Common Stocks - 79.25% - continued	Shares	Fair Value

Gas & Other Services Combined - 1.15%
Clean Energy Fuels Corp. (a)	12,750	$179,010

Gold & Silver Ores - 2.83%
Golden Star Resources, Ltd. (a)	69,490	219,588
Silvercorp Metals Inc.	17,000	222,360
		441,948

Hazardous Waste Management - 1.19%
EnergySolutions, Inc.	27,950	185,029

Heavy Construction Other Than Building Construction - Contractor - 2.18%
Foster Wheeler AG (a)	860	31,098
Orion Marine Group, Inc. (a)	25,000	308,750
		339,848

Hospital & Medical Service Plans - 1.42%
WellCare Health Plans, Inc. (a)	5,900	221,545

Ice Cream & Frozen Desserts - 0.92%
Dean Foods Co. (a)	13,600	143,616

Instruments For Measurements & Testing Of Electricity - 1.14%
Teradyne, Inc. (a)	9,550	177,917

Lumber & Wood (No Furniture) - 2.54%
Koppers Holdings, Inc.	9,800	396,018

Miscellaneous Fabricated Metal Products - 1.17%
Mueller Water Products, Inc. - Class A	44,950	182,497

Motors & Generators - 0.88%
Harbin Electric, Inc. (a)	7,250	137,605

Motor Vehicle Parts & Accessories - 1.28%
Fuel Systems Solutions, Inc. (a)	6,850	199,472

Oil & Gas Field Machinery & Equipment - 2.49%
Newpark Resources, Inc. (a)	55,750	389,135

Oil, Gas Field Services - 1.66%
Global Industries, Ltd. (a)	28,850	259,073

Ordnance & Accessories, (No Vehicles/Guided Missiles) - 0.88%
Smith & Wesson Holding Corp. (a)	34,350	137,057

Perfumes, Cosmetics & Other Toilet Preparations - 3.22%
Elizabeth Arden, Inc. (a)	17,250	501,802

Poultry Processing - 3.00%
Sanderson Farms, Inc.	11,300	467,255

See accompanying notes which are an integral part of these financial statements.

Symons Institutional Funds
Symons Small Cap Institutional Fund
Schedule of Investments - continued
February 28, 2011
(Unaudited)

Common Stocks - 79.25% - continued	Shares	Fair Value

Refuse Systems - 0.60%
US Ecology, Inc.	5,550	$93,296

Retail - Catalog & Mail-Order Houses - 0.40%
NutriSystem, Inc.	4,750	62,842

Retail - Grocery Stores - 1.86%
SUPERVALU Inc.	33,550	289,537

Retail - Variety Stores - 2.06%
99 Cent Only Stores (a)	11,000	183,040
BJ's Wholesale Club, Inc. (a)	2,850	137,997
		321,037

Secondary Smelting & Refining of Nonferrous Metals - 1.77%
OM Group, Inc. (a)	7,850	276,242

Semiconductors & Related Devices - 2.13%
Monolithic Power Systems (a)	9,800	151,410
Tessera Technologies, Inc. (a)	10,390	180,890
		332,300

Services - Business Services - 1.23%
Websense, Inc. (a)	8,950	191,709

Services - Computer Integrated Systems Design - 3.22%
Sykes Enterprises, Inc. (a)	13,600	252,960
SYNNEX Corp. (a)	7,050	248,724
		501,684

Services - Equipment Rental & Leasing - 1.25%
Aaron's, Inc	8,250	194,205

Services - Home Health Care Services - 1.21%
Amedisys, Inc. (a)	5,250	188,580

Services - Skilled Nursing Care Facilities - 0.57%
Sun Healthcare Group, Inc. (a)	6,100	89,670

Sporting Goods - 1.08%
Callaway Golf Co.	21,700	167,958

See accompanying notes which are an integral part of these financial statements.

Symons Institutional Funds
Symons Small Cap Institutional Fund
Schedule of Investments - continued
February 28, 2011
(Unaudited)

Common Stocks - 79.25% - continued	Shares	Fair Value

Telephone Communications (No Radio Telephone) - 1.23%
NTELOS Holdings Corp.	9,850	191,287

Water Supply - 1.99%
American States Water Co.	9,250	310,245

Wholesale - Petroleum & Petroleum Products - 0.93%
Aegean Marine Petroleum Network Inc.	16,600	144,918

Women's, Misses', & Junior's Outerwear - 1.98%
Jones Group, Inc./The	23,250	309,225

TOTAL COMMON STOCKS (Cost $10,569,908)		12,359,006

Real Estate Investment Trusts - 3.09%

Capstead Mortgage Corp.	14,450	189,873
Colony Financial, Inc.	8,450	179,563
Sabra HealthCare REIT, Inc (a)	6,150	113,283

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $448,918)		482,719

Money Market Securities - 16.79%

Fidelity Institutional Money Market Portfolio - Institutional Shares, 0.25% (b)	2,618,457	2,618,457

TOTAL MONEY MARKET SECURITIES (Cost $2,618,457)		2,618,457

TOTAL INVESTMENTS (Cost $13,637,283) - 99.13%		$15,460,182

Other assets less of liabilities - 0.87%		135,180

TOTAL NET ASSETS - 100.00%		$15,595,362

(a) Non-income producing.
(b) Variable rate security; the money market rate shown represents the rate at February 28, 2011.

Tax Related
Unrealized appreciation		$1,998,854
Unrealized depreciation		(175,955)
Net unrealized appreciation		$1,822,899

Aggregate cost of securities for income tax purposes		$13,637,283

See accompanying notes which are an integral part of these financial statements.

Symons Institutional Funds
Symons Capital Appreciation Institutional Fund
Schedule of Investments
February 28, 2011
(Unaudited)

Common Stocks - 89.34%	Shares	Fair Value

Agriculture Chemicals - 3.30%
Monsanto Co.	4,535	$326,021

Beverages - 1.92%
PepsiCo, Inc.	2,995	189,943

Crude Petroleum & Natural Gas - 4.32%
Talisman Energy, Inc.	17,203	426,978

Deep Sea Transportation Of Freight - 2.15%
Frontline Ltd.	7,890	212,951

Electric & Other Services Combined - 6.59%
Ameren Corp.	12,015	335,939
Consolidated Edison, Inc.	6,315	315,624
		651,563

Food & Kindred Products - 6.78%
ConAgra Foods, Inc.	10,510	243,412
Flowers Foods, Inc.	8,650	230,090
Hain Celestial Group, Inc. (a)	6,600	196,812
		670,314

Gold & Silver Ores - 2.67%
Harmony Gold Mining Co., Ltd. (b)	22,450	264,461

Grain Mill Products - 2.00%
Kellogg Co.	3,700	198,172

Instruments For Measurements & Testing Of Electricity & Electrical Signals - 2.10%
Itron, Inc. (a)	3,660	207,559

Motors & Generators - 0.93%
Harbin Electric, Inc. (a)	4,840	91,863

Oil & Gas Field Machinery & Equipment - 5.11%
Baker Hughes, Inc.	7,115	505,521

Perfumes, Cosmetics, & Other Toilet Preparations - 4.22%
Colgate - Palmolive Co.	5,310	416,941

See accompanying notes which are an integral part of these financial statements.

Symons Institutional Funds
Symons Capital Appreciation Institutional Fund
Schedule of Investments - continued
February 28, 2011
(Unaudited)

Common Stocks - 89.34% - continued	Shares	Fair Value

Pharmaceutical Preparations - 8.03%
Abbott Laboratories	6,210	$298,701
Pfizer, Inc.	15,590	299,952
Teva Pharmaceutical Industries Ltd. (b)	3,900	195,390
		794,043

Retail - Apparel & Accessory Stores - 2.11%
Aeropostale, Inc. (a)	8,045	208,687

Retail - Catalog & Mail-Order Houses - 0.62%
NutriSystem, Inc.	4,655	61,586

Retail - Computer & Computer Software Stores - 2.78%
GameStop Corp. - Class A (a)	13,805	275,410

Retail - Variety Stores - 5.71%
BJ's Wholesale Club, Inc. (a)	8,320	402,854
Wal-Mart Stores, Inc.	3,110	161,658
		564,512

Savings Institutions, Not Federally Chartered - 2.09%
First Niagara Financial Group, Inc.	14,295	206,992

Semiconductors & Related Devices - 5.68%
Intel Corp.	9,175	196,987
Texas Instruments, Inc.	10,250	365,002
		561,989

Services - Business Services - 4.76%
eBay, Inc. (a)	14,035	470,243

Services - Computer Programming, Data - 3.82%
Google, Inc. - Class A (a)	616	377,854

Services - Motion Picture & Videotape - 1.57%
DreamWorks Animation SKG, Inc. (a)	5,605	154,810

Services - Prepackaged Software - 2.25%
Adobe Systems, Inc. (a)	6,450	222,525

See accompanying notes which are an integral part of these financial statements.

Symons Institutional Funds
Symons Capital Appreciation Institutional Fund
Schedule of Investments - continued
February 28, 2011
(Unaudited)

Common Stocks - 89.34% - continued	Shares	Fair Value

Surgical & Medical Instruments & Apparatus - 3.34%
Baxter International, Inc.	3,665	$194,795
Boston Scientific Corp. (a)	18,965	135,789
		330,584

Water Supply - 2.52%
Aqua America, Inc.	11,075	249,409

Women's, Misses', & Junior's Outerwear - 1.97%
Jones Group, Inc./The	14,610	194,313

TOTAL COMMON STOCKS (Cost $7,681,197)		8,835,244

Money Market Securities - 8.96%

Fidelity Institutional Money Market Portfolio - Institutional Shares, 0.25% (c)	886,189	886,189

TOTAL MONEY MARKET SECURITIES (Cost $886,189)		886,189

TOTAL INVESTMENTS (Cost $8,567,386) - 98.30%		$9,721,433

Other assets less liabilities - 1.70%		167,847

TOTAL NET ASSETS - 100.00%		$9,889,280

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Variable rate security; the money market rate shown represents the rate at February 28, 2011.

Tax Related
Unrealized appreciation		$1,289,500
Unrealized depreciation		(135,453)
Net unrealized appreciation		$1,154,047

Aggregate cost of securities for income tax purposes		$8,567,386

See accompanying notes which are an integral part of these financial statements.

Symons Institutional Funds
Notes to the Financial Statements
February 28, 2011
(Unaudited)

Security Transactions and Related Income - The Funds follow industry practice and record security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Dividend income from Real Estate Investment Trusts (REITS) is recognized on the ex-dividend date. The calendar year end classification of distributions received from REITS during the fiscal year are reported subsequent to year end; accordingly, the Fund estimates the character of REIT distributions based on the most recent information available. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.  The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurement - Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, American Depositary Receipts, and real estate investment trusts are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.

When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security.  Sometimes, an equity security owned by the Funds will be valued by the pricing service or Adviser with factors other than market quotations or when the market is considered inactive.  When this happens, the security will be classified as a Level 2 security.  When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board.  These securities will be categorized as Level 3 securities.

Symons Institutional Funds
Notes to the Financial Statements - continued
February 28, 2011
(Unaudited)

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the fund.  These securities will be categorized as Level 1 securities.

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Value Fund’s investments as of February 28, 2011:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$39,914,731	$-	$-	$39,914,731

Real Estate Investment Trusts	1,597,563	-	-	1,597,563

Money Market Securities	9,048,548	-	-	9,048,548

Total	$50,560,842	$-	$-	$50,560,842
*Refer to the Schedule of Investments for industry classifications

Symons Institutional Funds
Notes to the Financial Statements - continued
February 28, 2011
(Unaudited)

The following is a summary of the inputs used to value the Small Cap Fund’s investments as of February 28, 2011:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$12,359,006	$-	$-	$12,359,006

Real Estate Investment Trusts	482,719	-	-	482,719

Money Market Securities	2,618,457	-	-	2,618,457

Total	$15,460,182	$-	$-	$15,460,182
*Refer to the Schedule of Investments for industry classifications

The following is a summary of the inputs used to value the Appreciation Fund’s investments as of February 28, 2011:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$9,399,264	$-	$-	$9,399,264

Money Market Securities	639,299	-	-	639,299

Total	$10,038,563	$-	$-	$10,038,563
*Refer to the Schedule of Investments for industry classifications

Transfers in or out for Level 1 and Level 2 were not made at any time during the reporting period within the Funds.

The Funds did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

The Funds did not hold any derivative securities at any time during the reporting period.

Leeb Focus Fund
Schedule of Investments
February 28, 2011
(Unaudited)
		Fair
Common Stocks - 93.82%	Shares	Value

Agriculture Chemicals - 5.68%
CF Industries Holdings, Inc.	900	$127,152
Mosaic Company / The	4,700	403,495
Potash Corp. of Saskatchewan, Inc.	2,700	166,320
		696,967

Beverages - 2.27%
Coca-Cola Co. / The	4,350	278,052

Commercial Banks - 2.18%
Toronto-Dominion Bank / The	3,200	267,872

Computer Storage Devices - 2.44%
EMC Corp. (a)	11,000	299,310

Crude Petroleum & Natural Gas - 5.00%
Continental Resources, Inc. (a)	3,400	236,402
Occidental Petroleum Corp.	3,700	377,289
		613,691

Drilling Oil & Gas Wells - 1.95%
Nabors Industries, Ltd. (a)	8,400	239,148

Electronic Computer - 4.18%
Apple, Inc. (a)	1,450	512,155

Fire, Marine & Casualty Insurance - 3.88%
Berkshire Hathaway, Inc. - Class B (a)	5,450	475,676

Gold & Silver Ores - 1.00%
NovaGold Resources, Inc. (a)	9,000	123,210

Gold Mining - 2.32%
Newcrest Mining Ltd. (b)	7,300	284,262

Metal Mining - 10.74%
BHP Billiton Ltd. (b)	3,400	321,640
Freeport McMoran Copper & Gold, Inc.	5,000	264,750
Southern Copper Corp.	6,000	253,920
Tahoe Resources, Inc. (a)	12,000	195,290
Vale SA (b)	8,200	280,686
		1,316,286

Motor Vehicle Parts & Accessories - 3.10%
BorgWarner, Inc. (a)	4,900	380,289

National Commercial Banks - 3.89%
US Bancorp	8,600	238,478
Wells Fargo & Co.	7,400	238,724
		477,202

See accompanying notes which are an integral part of these financial statements.

Leeb Focus Fund
Schedule of Investments - continued
February 28, 2011
(Unaudited)
		Fair
Common Stocks - 93.82% - continued	Shares	Value

Oil, Gas Field Services - 6.67%
National Oilwell Varco, Inc.	3,700	$294,409
Schlumberger, Ltd.	5,600	523,152
		817,561

Petroleum Refining - 5.38%
ConocoPhillips	4,200	327,054
Marathon Oil Corp.	6,700	332,320
		659,374

Pharmaceutical Preparations - 2.45%
Teva Pharmaceutical Industries Ltd. (b)	6,000	300,600

Public Building and Related Furniture - 2.93%
Johnson Controls, Inc.	8,800	359,040

Radio & TV Broadcasting & Communications Equipment - 3.26%
QUALCOMM, Inc.	6,700	399,186

Retail - Catalog & Mail-Order Houses - 1.98%
Amazon.com, Inc. (a)	1,400	242,606

Retail - Drug Stores & Proprietary Stores - 5.74%
CVS Caremark Corp.	9,200	304,152
Express Scripts, Inc. (a)	7,100	399,162
		703,314

Retail - Variety Stores - 1.74%
Wal-Mart Stores, Inc.	4,100	213,118

Search, Detection, Navigation, Guidance, & Aeronautical Systems - 2.17%
Raytheon Co.	5,200	266,292

Semiconductors & Related Devices - 4.02%
Applied Materials, Inc.	30,000	492,900

Services - Computer Programming Services - 2.19%
Cognizant Technology Solutions Corp. - Class A (a)	3,500	269,045

Services - General Medical & Surgical Hospitals - 2.72%
Universal Health Services, Inc. - Class B	7,300	333,683

Wholesale-Drugs Proprietaries & Druggists' Sundries - 3.94%
McKesson Corp.	6,100	483,608

TOTAL COMMON STOCKS (Cost $9,550,977)		11,504,447

See accompanying notes which are an integral part of these financial statements.

Leeb Focus Fund
Schedule of Investments - continued
February 28, 2011
(Unaudited)
		Fair
Exchange-Traded Funds - 3.03%	Shares	Value

SPDR Gold Trust (a)	2,700	371,844

TOTAL EXCHANGE-TRADED FUNDS (Cost $250,090)		371,844

Money Market Securities - 3.02%
Fidelity Institutional Money Market Portfolio - Class I - 0.25% (c)	370,854	370,854

TOTAL MONEY MARKET SECURITIES (Cost $370,854)		370,854

TOTAL INVESTMENTS (Cost $10,171,921) - 99.87%		$12,247,145

Other assets less liabilities - 0.13%		15,872

TOTAL NET ASSETS - 100.00%		$12,263,017

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Variable rate security; the money market rate shown represents the rate at February 28, 2011.

Tax Related
Gross unrealized appreciation		$2,111,511
Gross unrealized depreciation		(50,017)
Net unrealized appreciation (depreciation)		$2,061,494

Aggregate cost of securities for income tax purposes		$10,185,651

See accompanying notes which are an integral part of these financial statements.

Leeb Focus Fund
Related Notes to the Schedule of Investments
February 28, 2011
(Unaudited)

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety

Equity securities, including common stocks, American Depositary Receipts, exchange-traded funds and real estate investment trusts, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities.

Leeb Focus Fund
Related Notes to the Schedule of Investments – continued
February 28, 2011
 (Unaudited)

A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Fund invest in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2011:

	Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$11,504,447	$-	$-	$11,504,447
				-
Exchange-Traded Funds	371,844	-	-	371,844

Money Market Securities	370,854	-	-	370,854

Total	$12,247,145	$-	$-	$12,247,145
*Refer to the Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.  During the period ended February 28, 2011, there were no significant transfers between Levels 1 and 2.

Leeb Focus Fund
Related Notes to the Schedule of Investments – continued
February 28, 2011
 (Unaudited)

Security Transactions and Related Income- The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized or accreted over the life of the respective securities using the effective interest method.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Item 2. Controls and Procedures.

(a)           Based on an evaluation of the registrant’s disclosure controls and procedures as of February 16, 2011, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)           There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item  3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant   Unified Series Trust

By
          /s/ Brian L. Blomquist
          Brian L. Blomquist, President

Date              4/27/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
          /s/ Brian L. Blomquist
          Brian L. Blomquist, President

Date              4/27/2011

By
/s/ Christopher E. Kashmerick
Christopher E. Kashmerick, Treasurer

Date            4/27/2011